Leases (Notes)	12 Months Ended
Sep. 30, 2015
Leases [Abstract]
LEASES
8.    LEASES

Certain administrative and production facilities and equipment are leased under long-term agreements. Most leases contain renewal options for varying periods, and certain leases include options to purchase the leased property during or at the end of the lease term. Leases generally require the Company to pay for insurance, taxes and maintenance of the property. Leased capital assets included in net property, plant and equipment, primarily buildings and improvements, were $46 million and $55 million at September 30, 2015 and 2014, respectively.

Other facilities and equipment are leased under arrangements that are accounted for as operating leases. Total rental expense for the fiscal years ended September 30, 2015, 2014 and 2013 was $413 million, $459 million and $470 million, respectively.

Future minimum capital and operating lease payments and the related present value of capital lease payments at September 30, 2015 were as follows (in millions):

	Capital Leases	Operating Leases
2016	$9	$209
2017	8	146
2018	15	95
2019	5	66
2020	5	47
After 2020	15	65
Total minimum lease payments	57	$628
Interest	(9)
Present value of net minimum lease payments	$48